Summary of Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding, Ending Balance | shares	2,300,000	1,528,000
Weighted average exercise price, Ending Balance	$ 1.27		$ 0.79
Number of options outstanding, Granted		1,442,000	0.22	0.30
Weighted average exercise price, Granted			$ 1.86
Number of options outstanding, Exercised | shares	(440,000)	(669,000)
Weighted average exercise price, Exercised	$ 1.65		1.33
Number of options outstanding, Expired | shares	(240,000)	(1,000)
Weighted average exercise price, Expired	$ 0.79		0.50
Number of options outstanding, Ending Balance | shares	1,620,000	2,300,000
Weighted average exercise price, Ending Balance	$ 1.24		$ 1.27
Number of options Exercisable, Ending Balance | shares	1,620,000
Weighted average shares exercisable, Ending Balance	$ 1.24